Other Operating Income and Expenses (detail) (USD $)	12 Months Ended					12 Months Ended
	Mar. 31, 2012 LeSueur Mn [Member]	Mar. 31, 2013 Other Operating Expense [Member]	Mar. 31, 2012 Other Operating Expense [Member]	Mar. 31, 2011 Other Operating Expense [Member]	Mar. 31, 2011 Reversal of Environmental Reserve [Member]	Mar. 31, 2013 Independent Foods [Member]	Mar. 31, 2011 Lebanon [Member]	Mar. 31, 2013 Cambria, WI [Member]
Component of Operating Other Cost and Expense [Line Items]
Gain on sale of other assets				$ 249,000	$ 250,000
Loss On Sale Of Other Assets		252,000	149,000	391,000
Gain on Disposition of Property	665,000							252,000
Gain on Purchase of Business						$ 1,971,000	$ 736,000